ORGANIZATION - Additional information (Details) $ in Thousands	Dec. 09, 2024 MW	Dec. 19, 2024	Dec. 28, 2023 USD ($)
Mining pool operation | Esport - Win Limited
Consideration | $			$ 5,000
Ethiopia data center
Percentage of equity interest acquired		51.00%
Ethiopia data center
Maximum planned power capacity in megawatts | MW	100